Capital management - Additional information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of objectives, policies and processes for managing capital [line items]
Breaches of covenants on interest bearing loans and borrowings	$ 0	$ 0
Bottom of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Capital gearing ratio	3:1
Top of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Capital gearing ratio	4:1
During Construction
Disclosure of objectives, policies and processes for managing capital [line items]
Capital gearing ratio	3:1
Post Construction Phase
Disclosure of objectives, policies and processes for managing capital [line items]
Capital gearing ratio	4:1